Common Stock - Schedule of Reserved Shares of Common Stock (Details) - Previously Reported [Member] - shares	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	103,274	103,274
Conversion of Series A preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	20,060	20,060
Conversion of Series B preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	24,408	24,408
Conversion of Series C/C-1 preferred stock [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	37,907	37,907
Outstanding options under 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	13,705	13,751
Issuance of options under the 2010 Plan [Member]
Schedule of Reserved Shares of Common Stock [Line Items]
Reserved shares of common stock	7,194	7,148